Federated Hermes Equity Income Fund, Inc.
CLASS A SHARES (TICKER LEIFX)
CLASS C SHARES (TICKER LEICX)
CLASS F SHARES (TICKER LFEIX)
CLASS R SHARES (TICKER FDERX)
INSTITUTIONAL SHARES (TICKER LEISX)

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2025
On August 15, 2025, the Board of Directors (the “Board”) of Federated Hermes Equity Income Fund, Inc. (the “Fund”) approved changes to the Fund’s name, investment strategies and additional portfolio management personnel. The Fund will shift its investment strategies from a more traditional value strategy to a more dividend-focused strategy. The changes will be effective on October 27, 2025. Shareholders should be aware that, as the Fund’s investment adviser implements these changes to the investment strategy, the Fund may experience a higher portfolio turnover rate, which may result in increased transaction costs and higher capital gains distributions to shareholders.
These changes are subject to review and comment by the Staff of the Securities and Exchange Commission (the “Staff”) and may change because of the Staff’s review. Shareholders of the Fund will be informed of changes, if any, following the Staff’s review.
Accordingly, effective October 27, 2025, the Fund’s Prospectus and SAI will be revised to reflect the following changes:
1. The Fund will change its name to “Federated Hermes Strategic Dividend Growth Fund, Inc.”
2. The following replaces in its entirety the section of the Prospectus entitled “What are the Fund’s Main Investment Strategies?”:
“The Fund pursues its investment objective by investing primarily in income-producing and income-growing equity securities which the Adviser believes will appreciate in capital and generate an attractive total return. The Fund’s holdings ordinarily will be in mid-capitalization (or “mid-cap”) to large-capitalization (or “large-cap”) domestic companies, although the Fund may invest across all market capitalizations. The Fund’s investment adviser, Federated Equity Management Company of Pennsylvania (“Adviser”), primarily selects dividend paying stocks that also have the prospect of raising their dividends over time, appreciating in capital, and generating an attractive total return.
The Fund may also invest, to a lesser extent, in securities of foreign issuers, and may invest in real estate investment trusts and securities of other investment companies.
The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.
The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in income-producing equity investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy. For purposes of the Fund’s 80% investment policy, “income-producing equity investments” are investments in dividend paying stocks that the Adviser believes also have the prospect of raising their dividends over time.”
3. In the Prospectus, under the section entitled “Fund Management,” please remove the information for Stephen K. Gutch and replace it with the following:
“Michael R. Tucker, Senior Portfolio Manager, has been the Fund’s portfolio manager since October 2025.
Darren Catanzaro, CFA, Portfolio Manager, has been the Fund’s portfolio manager since October 2025.”

4. The following replaces the first six paragraphs in the section of the Prospectus entitled “What are the Fund’s Investment Strategies?”:
“The Fund’s investment objective is to provide above average income and capital appreciation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus. The Fund’s Statement of Additional Information (SAI) provides information about the Fund’s non-principal strategies.
The Fund pursues its investment objective by investing primarily in income-producing and income-growing equity securities which the Adviser believes will appreciate in capital and generate an attractive total return. The Adviser attempts to manage the Fund so that, on average, the Fund’s yield is greater than the yield of the S&P 500 Index. A description of the various types of securities in which the Fund invests, and their risks, immediately follows the strategy discussion.
The Adviser performs a review of potential issuers, looking at criteria appropriate to the Fund’s investment goals. The Adviser examines primarily mid- to large-cap companies, although the Fund may invest across all market capitalizations which, in the Adviser’s opinion, would help the Fund meet its investment objective.
In selecting specific securities for the Fund, the Adviser seeks to identify companies with an attractive combination of current dividend yield and prospective dividend growth, based on such companies’ business and product strength, earnings quality, competitive position, management expertise and the sustainability of current growth trends. Further, the Adviser seeks to identify companies with the fundamental strength to capitalize on change characteristics, both internally and externally, including management changes, restructuring or merger and acquisition activity, sales mix shifts, regulatory changes, marketplace shifts or technological advances. Consistent with the Fund’s performance index, the Fund may, from time to time, have larger allocations to certain broad market sectors in attempting to achieve its investment objective.
The Fund may also invest, to a lesser extent, in securities of foreign issuers, and may invest in real estate investment trusts and securities of other investment companies.
The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in income-producing equity investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy. For purposes of the Fund’s 80% investment policy, “income-producing equity investments” are investments in dividend paying stocks that the Adviser believes also have the prospect of raising their dividends over time.”
5. In the Prospectus, in the section entitled “Who Manages the Fund?,” in the sub-section entitled “Portfolio Management Information,” please remove the information for Stephen K. Gutch and add the following:
“Michael R. Tucker
Michael R. Tucker, Senior Portfolio Manager, has been the Fund’s portfolio manager since October 2025.
Mr. Tucker is jointly responsible for the day-to-day management of the Fund. He has been with the Adviser or an affiliate since 1993; has worked in investment management since 1993; and has managed investment portfolios since 2017. Education: B.S. and M.S., Carnegie Mellon University.
Darren Catanzaro
Darren Catanzaro, CFA, Portfolio Manager, has been the Fund’s portfolio manager since October 2025.
Mr. Catanzaro is jointly responsible for the day-to-day management of the Fund. He has been with the Adviser or an affiliate since 2002; has worked in investment management since 2005; and has managed investment portfolios since 2025. Education: B.S., Pennsylvania State University; M.B.A., Tepper School of Business, Carnegie Mellon University.”

6. In the SAI, under the section entitled “Who Manages and Provides Services to the Fund?” and sub-section “Portfolio Manager Information,” please remove the information for Stephen K. Gutch and replace with the following:
“The following information is provided as of June 30, 2025.
Michael R. Tucker, Portfolio Manager
Types of Accounts Managed by Michael R. Tucker	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	5/$9.7 billion
Other Pooled Investment Vehicles	0/$0
Other Accounts	138/$23.5 billion
*
 None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Michael R. Tucker is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is calculated based on other accounts managed by the portfolio manager. IPP is measured on a rolling one, three and five calendar year pre-tax gross return basis versus the other accounts’ designated peer groups. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
As noted above, Mr. Tucker is also the portfolio manager for other accounts. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the other accounts for which Mr. Tucker is responsible when his compensation is calculated may be equal or can vary.
For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into three IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups (but can be adjusted periodically). A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.
Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).

Darren Catanzaro, Portfolio Manager
Types of Accounts Managed by Daren Catanzaro	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	0/$0
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0
*
 None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Darren Catanzaro is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is calculated based on other accounts managed by the portfolio manager or for which he provides research and analytical support. IPP is measured on a rolling one, three and five calendar year pre-tax gross return basis versus the other accounts’ designated peer groups. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
For purposes of calculating the annual incentive amount, each account supported by the portfolio manager currently is categorized into three IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account supported by the portfolio manager and included in the IPP groups (but can be adjusted periodically). A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.
Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).
In addition, Mr. Catanzaro was awarded a grant of restricted Federated Hermes stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated Hermes’ senior management.”
August 18, 2025

Federated Hermes Equity Income Fund, Inc
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457006 (8/25)
© 2025 Federated Hermes, Inc.

Federated Hermes Equity Income Fund, Inc.
CLASS A SHARES (TICKER LEIFX)
CLASS C SHARES (TICKER LEICX)
CLASS F SHARES (TICKER LFEIX)
CLASS R SHARES (TICKER FDERX)
INSTITUTIONAL SHARES (TICKER LEISX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2025
On August 15, 2025, the Board of Directors (the “Board”) of Federated Hermes Equity Income Fund, Inc. (the “Fund”) approved changes to the Fund’s name, investment strategies and additional portfolio management personnel. The Fund will shift its investment strategies from a more traditional value strategy to a more dividend-focused strategy. The changes will be effective on October 27, 2025. Shareholders should be aware that, as the Fund’s investment adviser implements these changes to the investment strategy, the Fund may experience a higher portfolio turnover rate, which may result in increased transaction costs and higher capital gains distributions to shareholders.
These changes are subject to review and comment by the Staff of the Securities and Exchange Commission (the “Staff”) and may change because of the Staff’s review. Shareholders of the Fund will be informed of changes, if any, following the Staff’s review.
Accordingly, effective October 27, 2025, the Fund’s Prospectus and SAI will be revised to reflect the following changes:
1. The Fund will change its name to “Federated Hermes Strategic Dividend Growth Fund, Inc.”
2. The following replaces in its entirety the section of the Prospectus entitled “What are the Fund’s Main Investment Strategies?:”
“The Fund pursues its investment objective by investing primarily in income-producing and income-growing equity securities which the Adviser believes will appreciate in capital and generate an attractive total return. The Fund’s holdings ordinarily will be in mid-capitalization (or “mid-cap”) to large-capitalization (or “large-cap”) domestic companies, although the Fund may invest across all market capitalizations. The Fund’s investment adviser, Federated Equity Management Company of Pennsylvania (“Adviser”), primarily selects dividend paying stocks that also have the prospect of raising their dividends over time, appreciating in capital, and generating an attractive total return.
The Fund may also invest, to a lesser extent, in securities of foreign issuers, and may invest in real estate investment trusts and securities of other investment companies.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.
The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in income-producing equity investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy. For purposes of the Fund’s 80% investment policy, “income-producing equity investments” are investments in dividend paying stocks that the Adviser believes also have the prospect of raising their dividends over time.”
3. In the Prospectus, under the section entitled “Fund Management,” please remove the information for Stephen K. Gutch and replace it with the following:
“Michael R. Tucker, Senior Portfolio Manager, has been the Fund’s portfolio manager since October 2025.
Darren Catanzaro, CFA, Portfolio Manager, has been the Fund’s portfolio manager since October 2025.”
August 18, 2025

Federated Hermes Equity Income Fund, Inc.
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457070 (8/25)
© 2025 Federated Hermes, Inc.